Fair Value Measurements - Tranche right liability (Details) - Gelesis $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Tranche Right Liability [Roll Forward]
Change in fair value of tranche rights liability	$ 256
Series 3 Growth Tranche Rights
Tranche Right Liability [Roll Forward]
Change in fair value of tranche right liability immediately prior to tranche settlement	(256)
Settlement of Series 3 Growth tranche right liability	(54)
Tranche right liability
Tranche Right Liability [Roll Forward]
Fair value as of beginning	310
Change in fair value of tranche rights liability	$ 300